Equity-accounted investees (Associate financial position) (Details) - CAD ($)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		$ 566,809,000	$ 1,143,674,000	$ 1,247,447,000
Non-current assets		8,092,167,000	5,311,157,000
Current liabilities		(1,189,104,000)	(560,841,000)
Non-current liabilities		(2,650,644,000)	(2,235,887,000)
Investment in equity-accounted investee		3,173,185,000	210,972,000
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		24,074,000	14,950,000
Other current assets		551,917,000	373,868,000
Non-current assets		332,655,000	334,954,000
Current liabilities		(40,985,000)	(34,606,000)
Non-current liabilities		(30,211,000)	(37,644,000)
Net assets		837,450,000	651,522,000
Cameco's share of net assets		334,980,000	260,609,000
Consolidating adjustments		(74,223,000)	(82,275,000)
Fair value increment		81,090,000	83,675,000
Dividends declared but not received		5,952,000	0
Dividends in excess of ownership percentage		(74,843,000)	(48,641,000)
Impact of foreign exchange		850,000	(2,396,000)
Investment in equity-accounted investee		$ 273,806,000	$ 210,972,000
Ownership interest in associates		40.00%	40.00%
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		$ 265,146,000
Other current assets		2,364,602,000
Intangible assets		7,655,386,000
Goodwill		1,534,947,000
Non-current assets		3,102,566,000
Current liabilities		(2,464,058,000)
Non-current liabilities		(6,684,673,000)
Net assets		5,773,916,000
Cameco's share of net assets		2,817,441,000
Acquisition costs		83,916,000
Impact of foreign exchange		(1,978,000)
Investment in equity-accounted investee		$ 2,899,379,000	$ 0
Ownership stake	49.00%	49.00%
Westinghouse Electric Company [Member] | Non-Controlling Interest [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investee		$ 24,036,000
Westinghouse Electric Company [Member] | Attributable to Shareholders [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investee		$ 5,749,880,000